Fair Value Measurements (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ (1,810,050)
Dividend rate	0.00%
Credit Risk Derivative Liabilities, at Fair Value		$ 8,000,000